ACCOUNTING STANDARDS AND BASIS OF PREPARATION - Movement in investment properties (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
ACCOUNTING STANDARDS AND BASIS OF PREPARATION
Income derived from rents (rents charged)	$ 73,402	$ 33,795
Direct operating expenses of properties that generated income derived from rents	(5,670)	(14,262)
Fair value remeasurement	(803,858)	(859,077)
Income or loss from investment property	$ (736,126)	$ (839,544)